Derivative Instruments (Tables)	12 Months Ended
Jun. 30, 2016
DERIVATIVE INSTRUMENTS [Abstract]
Schedule of fair value of derivatives outstanding and amounts of gains (losses) recorded
	Balance sheet classification	Fair value as of June 30, 2015 RMB	Affected line item in the consolidation statements of comprehensive income RMB	Gain/(loss) recognized in income for the year ended June 30, 2015 RMB
Derivative instruments not designated as hedges:
Cross currency interest rate swap contract	Prepayments and other current assets	-	Other income, net	890
Interest-rate swap agreement	Accrued expenses and other current liabilities	-	Other income, net	33
Total derivative instruments not designated as hedges		-		923
Total derivative instruments		-		923